Contents of Significant Accounts - Summary of Disaggregation of Revenue by Operating Segments (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 148,201,641	$ 151,252,571
Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	53,966,435	55,092,681
Singapore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,979,343	24,820,196
China (includes Hong Kong) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,115,188	18,504,881
Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,855,772	5,896,313
USA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,957,615	23,555,105
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,900,339	12,527,894
Other Countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,426,949	10,855,501
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	147,057,035	146,475,989
Goods or services transferred at point in time [member] | Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	53,905,377	54,963,771
Goods or services transferred at point in time [member] | Singapore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,976,786	24,791,908
Goods or services transferred at point in time [member] | China (includes Hong Kong) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,987,848	14,889,672
Goods or services transferred at point in time [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,684,186	5,889,277
Goods or services transferred at point in time [member] | USA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,946,286	23,536,756
Goods or services transferred at point in time [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,138,812	11,551,052
Goods or services transferred at point in time [member] | Other Countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,417,740	10,853,553
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,144,606	4,776,582
Goods or services transferred over time [member] | Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	61,058	128,910
Goods or services transferred over time [member] | Singapore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,557	28,288
Goods or services transferred over time [member] | China (includes Hong Kong) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	127,340	3,615,209
Goods or services transferred over time [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	171,586	7,036
Goods or services transferred over time [member] | USA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,329	18,349
Goods or services transferred over time [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	761,527	976,842
Goods or services transferred over time [member] | Other Countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,209	1,948
Wafer fabrication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	148,123,306	151,023,932
Wafer fabrication [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	146,978,700	146,247,350
Wafer fabrication [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,144,606	4,776,582
New business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,335	247,929
New business [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,335	247,929
Sub total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	148,201,641	151,271,861
Sub total [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	147,057,035	146,495,279
Sub total [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,144,606	4,776,582
Adjustments And Eliminations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		(19,290)
Adjustments And Eliminations [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ (19,290)